SHAREHOLDERS' EQUITY	12 Months Ended
Feb. 28, 2014
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY

14. SHAREHOLDERS' EQUITY

Number of shares authorized

The Company has an unlimited amount of common shares authorized for issuance.

On March 13, 2012 the Company settled a portion of its contingent consideration, with regards to the purchase of Axerra Networks, with 400,983 common shares of DragonWave, valued at $4.49 per common share based on a 20 day volume weighted average price. The earn-out phase of the acquisition of Axerra Networks Inc. was completed on February 13, 2012, and the amount was determined to be $1,884. Issuance costs were $42.

On June 1, 2012, as part of the acquisition of the microwave transport business of NSN (now Nokia), the Company issued 2,000,978 common shares of DragonWave, valued at $3.21 CAD per common share based on a 5 day volume weighted average price. A discount of $1,144 and issuance costs of $98 were included in the final amount in shareholders' equity.

On September 23, 2013 the Company completed a public equity offering. Under the terms of the offering, the Company issued and sold 11,910,000 units at $2.10 for aggregate gross proceeds of $25,011. After deducting commissions and listing expenses, the Company realized net proceeds of $22,434. Each unit consisted of one common share of the Company and three quarters of one warrant. Each whole warrant entitles the holder to purchase one common share of the Company at an exercise price of U.S. $2.70 per share until September 23, 2018, subject to certain adjustments. As at September 23, 2013 the Company recognized a liability in the amount of $6,425 for the warrants, see Warrants section for further details.

Employee stock option/stock issuance plan

The Company has established the DragonWave Inc. Key Employee Stock Option/Stock Issuance Plan [the "Plan"] applicable to full-time employees, directors and consultants of the Company for purchase of common shares with 5,800,875 common shares reserved for issuance. Options are granted with an exercise price equal to the fair value of the common shares of the Company, and generally vest at a rate of 25% one year from the date of the option grant, and 1/36th of the remaining 75% per additional month of full-time employment with the Company. Options expire in periods ranging from three to ten years, or upon termination of employment. The maximum number of Common Shares issuable under the Stock Option Plan is 10% of the Common Shares issued and outstanding.

The following is a summary of stock option activity:

	Year ended February 28, 2014		Year ended February 28, 2013
	Options	Weighted Average Price (CAD)	Options	Weighted Average Price (CAD)

Opening Balance	2,529,088	4.89	2,396,079	$5.90
Granted	1,649,550	1.86	711,500	$2.82
Exercised	(313,914)	1.35	(24,047)	$2.06
Forfeited	(691,403)	4.70	(554,444)	$6.72
Closing Balance	3,173,321	$3.71	2,529,088	$4.89

The following are the weighted average values used in determining the fair value of options granted in 2014 and 2013:

	Year ended
	February 28, 2014	February 28, 2013
Volatility	77.9%	71.5%
Risk Free Rate	1.33%	1.10%
Dividend Yield	Nil	Nil
Average Expected Life	4 yrs	4 yrs

The 1,649,550 options granted during the year ended February 28, 2014 were determined to have a fair value of $1,714 [2013, 711,500 - $1,074].

The following table summarizes the various exercise prices inherent in the Company's stock options outstanding and exercisable on February 28, 2014:

Exercise Price		Options Outstanding			Options Exercisable
Low (CAD)	High (CAD)	Quantity of Options	Weighted Average Remaining Contractual Life (yrs)	Weighted Average Exercise Price (CAD)	Quantity of Options	Weighted Average Remaining Contractual Life (yrs)	Weighted Average Exercise Price (CAD)

$1.21	$1.44	528,600	4.72	$1.21	-	-	$0.00
$1.45	$2.07	418,950	4.60	$2.05	1,500	0.08	$1.94
$2.08	$2.16	108,000	3.75	$2.08	33,726	3.75	$2.08
$2.17	$2.49	652,250	4.19	$2.24	-	-	$0.00
$2.50	$3.16	507,070	3.40	$2.93	190,443	3.36	$2.94
$3.17	$6.24	307,436	1.32	$5.76	276,738	1.27	$5.79
$6.25	$6.66	33,500	0.44	$6.44	33,370	0.44	$6.44
$6.67	$7.00	369,715	2.20	$6.77	253,686	2.20	$6.77
$7.01	$13.33	247,800	1.07	$10.52	237,850	1.06	$10.60

		3,173,321	3.40	$3.71	1,027,313	$1.89	$6.51

The Company has recognized $1,292 for the year ended February 28, 2014 as compensation expense for stock-based grants, with a corresponding credit to contributed surplus [2013 - $1,523]. Stock-based compensation of $505, $249, $538 was included in R&D, S&M and G&A expenses respectively for the year ended February 28, 2014 [2013 - $597, $282, $644].

As at February 28, 2013, compensation costs not yet recognized relating to stock option awards outstanding is $2,509 [2013 - $2,566] net of estimated forfeitures. Performance vesting awards will vest as performance conditions are met. Compensation will be adjusted for subsequent changes in estimated forfeitures.

The total intrinsic value of options exercised during the year ended February 28, 2014 is $194 [2013 - $24].

There was no intrinsic value associated with fully vested options at February 28, 2014 [2013 - $366].

Restricted Shares & Employee Share Purchase Plan

The Company launched an Employee Share Purchase Plan ["ESPP"] on October 20, 2008. The plan includes provisions to allow employees to purchase Common shares. The Company will match the employees' contribution at a rate of 25%. During the year ended February 28, 2014 a total of 29,221 common shares were purchased by employees at fair market value, while the Company issued 7,305 common shares as its matching contribution. The shares contributed by the Company will vest 12 months after issuance.

The Company records an expense equal to the fair value of shares granted pursuant to the employee share purchase plan over the period the shares vest. The total fair value of the shares earned during the year ended February 28, 2014 was $23 [2013 - $48]. The fair value of the unearned ESPP shares as at February 28, 2014 was $13 [2013-$23]. The number of shares held for release, and still restricted under the plan at February 28, 2014 was 7,305 [2013-7,760].

Warrants

Effective May 30, 2007, the Company granted warrants to purchase up to 126,250 common shares of the Company at a price of $3.56 CAD per share. The warrants expire 10 years after the date of issuance. The warrants vested based on the achievement of pre-determined business milestones and resulted in 31,562 warrants being eligible for exercise. As at August 31, 2008, a revenue reduction provision in the amount of $64 was recognized with a corresponding increase in contributed surplus based on achievement. The provision was determined using the Black-Scholes Options Pricing Model using a volatility factor of 50%, risk free rate of 3.3% dividend yield of nil, and an expected life of 8.75 years.

On September 23, 2013 the Company completed a public equity offering. Under the terms of the offering, the Company issued and sold 11,910,000 units at $2.10 for aggregate gross proceeds of $25,011. Equity issuance expenses relating to the offering totaled $2,576 of which $662 was expensed as the proportionate warrant costs. Each unit consisted of one common share of the Company and three quarters of one warrant. Each whole warrant entitles the holder to purchase one common share of the Company at an exercise price of U.S. $2.70 per share until September 23, 2018, subject to certain adjustments. As a result of the offering, the Company issued warrants totaling 8,932,500. A clause exists in the form of warrant that states that in the event of a fundamental transaction the Company may be required to settle the warrants with a cash payment. Therefore, the Company, as per ASC 815-40 "Derivatives and Hedging - Contracts in Entity's own Equity", recognized a warrant liability of $6,425 which represented the estimated fair value of the liability as at September 23, 2013. The warrant liability is required to be presented at its estimated fair value as at each balance sheet date. Increases or decreases in the fair value of the warrants are included as a component of Fair value adjustment - warrant liability in the consolidated statement of operations. As at February 28, 2014, 3,171,000 warrants were outstanding and the liability for warrants was decreased to $1,360. In the year ended February 28, 2014 the Company increased its common stock value by $1,830 which represented the value of the 5,761,500 warrants exercised cash-less and realized a gain in the amount of $3,235 in the consolidated statement of operations which represented the change in fair value of the remaining warrant liability. Subsequent February 28, 2014, 200,000 warrants were exercised resulting in an issuance of 199,388 of the Company's common shares.